Quarterly Results of Operations: (Unaudited) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summarized unaudited quarterly operating results
Interest and dividend income	$ 9,685	$ 9,996	$ 10,400	$ 10,759	$ 11,237	$ 11,450	$ 11,766	$ 11,787	$ 40,840	$ 46,240	$ 52,417
Interest expense	3,169	4,078	3,738	3,892	4,071	4,592	4,763	4,989	14,877	18,415	22,246
Net interest income	6,516	5,918	6,662	6,867	7,166	6,858	7,003	6,798	25,963	27,825	30,171
Provision for loan losses	500	506	400	869	476	475	452	4,518	2,275	5,921	5,970
Net interest income after provision for loan losses	6,016	5,412	6,262	5,998	6,690	6,383	6,551	2,280	23,688	21,904	24,201
Noninterest income	2,186	2,897	2,639	1,917	2,429	3,281	2,118	2,365	9,639	10,193	11,106
Noninterest expense	6,932	6,971	7,439	7,099	6,681	7,127	7,436	7,449	28,441	28,693	26,178
Income before income taxes	1,270	1,338	1,462	816	2,438	2,537	1,233	(2,804)	4,886	3,404	9,129
Income tax expense (note 13)	165	263	300	89	109	909	426	(960)	817	484	2,613
Net income (loss)	1,105	1,075	1,162	727	2,329	1,628	807	(1,844)	4,069	2,920	6,516
Net income (loss) available to (attributable to) common shareholders	$ 648	$ 819	$ 903	$ 470	$ 2,069	$ 1,368	$ 550	$ (2,098)	$ 2,840	$ 1,889	$ 5,485
Basic earnings (loss) per share	$ 0.09	$ 0.11	$ 0.12	$ 0.06	$ 0.28	$ 0.18	$ 0.07	$ (0.28)	$ 0.38	$ 0.25	$ 0.96
Diluted earnings (loss) per share	$ 0.09	$ 0.11	$ 0.12	$ 0.06	$ 0.28	$ 0.18	$ 0.07	$ (0.28)	$ 0.38	$ 0.25	$ 0.96
Weighted average shares outstanding:
Basic	7,487,726	7,487,283	7,485,283	7,484,475	7,484,420	7,481,448	7,467,438	7,465,077	7,486,445	7,460,294	5,732,495	[1]
Diluted	7,487,726	7,487,283	7,485,283	7,484,475	7,484,420	7,481,448	7,467,438	7,465,077	7,486,445	7,460,294	5,732,495	[1]

[1]	Weighted average shares outstanding (basic and diluted) for 2010 adjusted to reflected 2% stock dividend paid to shareholders of record on October 3, 2011.